Cash and cash equivalents (Details 3) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BanChile Corredores de Bolsa S.A.	BancoEstado S.A. Corredores de Bolsa		BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	11-30-2018			12-29-2016
Due date	[1]	01-30-2019			01-06-2017
Currency	[1]	CLP			CLP
Amount		$ 600,200	$ 4,804,224		$ 14,955,778
Monthly interest rate (%)		0.23%			0.33%	[1]
Banco del Estado de Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BanChile Corredores de Bolsa S.A.	BanChile Corredores de Bolsa S.A.	[1]	BanChile Corredores de Bolsa S.A.	[1]
Date of placement		12-17-2018	12-14-2017	[1]	12-28-2016	[1]
Due date		01-04-2019	01-05-2018	[1]	01-04-2017	[1]
Currency		CLP	CLP	[1]	CLP	[1]
Amount		$ 6,807,616	$ 144,116	[1]	$ 3,602,675	[1]
Monthly interest rate (%)		0.24%	0.24%	[1]	0.32%	[1]
Scotiabank Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BanChile Corredores de Bolsa S.A.	BanChile Corredores de Bolsa S.A.	[1]	BanChile Corredores de Bolsa S.A.	[1]
Date of placement		12-20-2018
Due date		01-10-2019
Currency		CLP
Amount		$ 3,552,994
Monthly interest rate (%)		0.23%
Scotiabank Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BanChile Corredores de Bolsa S.A.	BanChile Corredores de Bolsa S.A.	[1]	BanChile Corredores de Bolsa S.A.	[1]
Date of placement		12-21-2018	12-12-2017	[1]	12-28-2016	[1]
Due date		01-10-2019	01-05-2018	[1]	01-04-2017	[1]
Currency		CLP	CLP	[1]	CLP	[1]
Amount		$ 1,196,505	$ 369,413	[1]	$ 2,044,419	[1]
Monthly interest rate (%)		0.23%	0.24%	[1]	0.32%	[1]
Banco BICE - Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BanChile Corredores de Bolsa S.A.	BancoEstado S.A. Corredores de Bolsa	[1]	BancoEstado S.A. Corredores de Bolsa	[1]
Date of placement		12-21-2018	12-28-2017	[1]	12-29-2016	[1]
Due date		01-10-2019	01-10-2018	[1]	01-05-2017	[1]
Currency		CLP	CLP	[1]	CLP	[1]
Amount		$ 1,997,067	$ 2,000,500	[1]	$ 105,017	[1]
Monthly interest rate (%)		0.23%	0.25%	[1]	0.33%	[1]
Banco Security - Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BanChile Corredores de Bolsa S.A.	BanChile Corredores de Bolsa S.A.	[1]
Date of placement		12-21-2018
Due date		01-10-2019
Currency		CLP
Amount		$ 709,418
Monthly interest rate (%)		0.23%
Banco de Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BanChile Corredores de Bolsa S.A.	BanChile Corredores de Bolsa S.A.		BanChile Corredores de Bolsa S.A.
Date of placement	[1]	12-21-2018	12-22-2017		12-28-2016
Due date	[1]	01-10-2019	01-05-2018		01-04-2017
Currency	[1]	CLP	CLP		CLP
Amount		$ 296,155	$ 3,672,751	[1]	$ 3,531,124	[1]
Monthly interest rate (%)		0.23%	0.25%	[1]	0.32%	[1]
Banco Security - Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BanChile Corredores de Bolsa S.A.	BanChile Corredores de Bolsa S.A.
Date of placement	[1]	12-21-2018	12-14-2017
Due date	[1]	01-10-2019	01-05-2018
Currency	[1]	CLP	CLP
Amount		$ 184,213	$ 3,796,772	[1]
Monthly interest rate (%)		0.23%	0.24%	[1]
Scotiabank Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BanChile Corredores de Bolsa S.A.	BancoEstado S.A. Corredores de Bolsa		BanChile Corredores de Bolsa S.A.
Date of placement	[1]	12-21-2018	12-14-2017		12-28-2016
Due date	[1]	01-16-2019	01-05-2018		01-06-2017
Currency	[1]	CLP	CLP		CLP
Amount		$ 283,475	$ 6,006,912	[1]	$ 1,116,326	[1]
Monthly interest rate (%)		0.23%	0.24%	[1]	0.32%	[1]
Banco Security - Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BanChile Corredores de Bolsa S.A.	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-21-2018	12-12-2017
Due date	[1]	01-16-2019	01-05-2018
Currency	[1]	CLP	CLP
Amount		$ 91,813	$ 2,935,603	[1]
Monthly interest rate (%)		0.23%	0.24%	[1]
Banco de Credito e Inversiones - Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado Corredores de Bolsa S.A.	BanChile Corredores de Bolsa S.A.		BanChile Corredores de Bolsa S.A.
Date of placement	[1]	12-14-2018	12-14-2017		12-28-2016
Due date	[1]	01-02-2019	01-05-2018		01-16-2017
Currency	[1]	CLP	CLP		CLP
Amount		$ 1,911,598	$ 196,591	[1]	$ 1,241,355	[1]
Monthly interest rate (%)		0.24%	0.24%	[1]	0.32%	[1]
Banco Itau Corpbanca - Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BBVA Corredores de Bolsa Ltda.	BanChile Corredores de Bolsa S.A.	[1]	BancoEstado S.A. Corredores de Bolsa	[1]
Date of placement		11-30-2018	12-26-2017	[1]	12-30-2016	[1]
Due date		01-04-2019	01-05-2018	[1]	01-10-2017	[1]
Currency		CLP	CLP	[1]	CLP	[1]
Amount		$ 2,216,658	$ 1,591,406	[1]	$ 3,000,280	[1]
Monthly interest rate (%)		0.26%	0.24%	[1]	0.28%	[1]
Banco de Credito e Inversiones - Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado Corredores de Bolsa S.A.	BancoEstado S.A. Corredores de Bolsa		BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-24-2018	12-26-2017		12-29-2016
Due date	[1]	01-10-2019	01-05-2018		01-06-2017
Currency	[1]	CLP	CLP		CLP
Amount		$ 950,991	$ 2,910,394	[1]	$ 1,549,449	[1]
Monthly interest rate (%)		0.24%	0.24%	[1]	0.31%	[1]
Banco Itau Corpbanca - Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BBVA Corredores de Bolsa Ltda.	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-17-2018	12-29-2017
Due date	[1]	01-02-2019	01-10-2018
Currency	[1]	CLP	CLP
Amount		$ 7,880,787	$ 2,000,333	[1]
Monthly interest rate (%)		0.25%	0.25%	[1]
Banco del Estado de Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BanChile Corredores de Bolsa S.A.	BanChile Corredores de Bolsa S.A.		BanChile Corredores de Bolsa S.A.
Date of placement	[1]	12-26-2018	12-22-2017		12-28-2016
Due date	[1]	01-10-2019	01-05-2018		01-06-2017
Currency	[1]	CLP	CLP		CLP
Amount		$ 1,100,440	$ 2,631,974	[1]	$ 1,205,429	[1]
Monthly interest rate (%)		0.24%	0.25%	[1]	0.32%	[1]
Banco del Estado de Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BanChile Corredores de Bolsa S.A.	BancoEstado S.A. Corredores de Bolsa		BanChile Corredores de Bolsa S.A.
Date of placement	[1]	12-26-2018	12-28-2017		12-28-2016
Due date	[1]	01-10-2019	01-04-2018		01-16-2017
Currency	[1]	CLP	CLP		CLP
Amount		$ 490,196	$ 80,020	[1]	$ 435,612	[1]
Monthly interest rate (%)		0.24%	0.25%	[1]	0.32%	[1]
Banco de Credito e Inversiones - Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado Corredores de Bolsa S.A.	BancoEstado S.A. Corredores de Bolsa		BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-26-2018	12-22-2017		12-27-2016
Due date	[1]	01-30-2019	01-03-2018		01-03-2017
Currency	[1]	CLP	CLP		CLP
Amount		$ 8,848,606	$ 5,003,750	[1]	$ 925,383	[1]
Monthly interest rate (%)		0.24%	0.25%	[1]	0.31%	[1]
Banco de Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BanChile Corredores de Bolsa S.A.	BancoEstado S.A. Corredores de Bolsa		BanChile Corredores de Bolsa S.A.
Date of placement	[1]	12-26-2018	12-28-2017		12-28-2016
Due date	[1]	01-10-2019	01-05-2018		01-06-2017
Currency	[1]	CLP	CLP		CLP
Amount		$ 5,001,235	$ 2,750,688	[1]	$ 1,679,525	[1]
Monthly interest rate (%)		0.24%	0.25%	[1]	0.32%	[1]
Banco del Estado de Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado Corredores de Bolsa S.A.	BancoEstado S.A. Corredores de Bolsa		BanChile Corredores de Bolsa S.A.
Date of placement	[1]	12-14-2018	12-28-2017		12-29-2016
Due date	[1]	01-02-2019	01-05-2018		01-06-2017
Currency	[1]	CLP	CLP		CLP
Amount		$ 7,009,520	$ 3,000,750	[1]	$ 1,725,807	[1]
Monthly interest rate (%)		0.24%	0.25%	[1]	0.31%	[1]
Scotiabank Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BanChile Corredores de Bolsa S.A.	BancoEstado S.A. Corredores de Bolsa		BanChile Corredores de Bolsa S.A.
Date of placement	[1]	12-28-2018	12-28-2017		12-28-2016
Due date	[1]	01-15-2019	01-05-2018		01-16-2017
Currency	[1]	CLP	CLP		CLP
Amount		$ 3,500,840	$ 5,001,250	[1]	$ 1,865,909	[1]
Monthly interest rate (%)		0.24%	0.25%	[1]	0.32%	[1]
Banco de Credito e Inversiones - Chile Four [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado Corredores de Bolsa S.A.
Date of placement		12-27-2018	12-28-2017	[1]	12-29-2016	[1]
Due date		01-15-2019	01-05-2018	[1]	01-10-2017	[1]
Currency		CLP	CLP	[1]	CLP	[1]
Amount		$ 3,001,000	$ 4,001,000	[1]	$ 6,019,097	[1]
Monthly interest rate (%)		0.25%	0.25%	[1]	0.33%	[1]
Banco Security - Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado Corredores de Bolsa S.A.	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-14-2018	12-28-2017
Due date	[1]	01-02-2019	01-05-2018
Currency	[1]	CLP	CLP
Amount		$ 5,690,513	$ 1,000,250	[1]
Monthly interest rate (%)		0.24%	0.25%	[1]
BBVA Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]				BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]		12-28-2017		12-29-2016
Due date	[1]		01-05-2018		01-10-2017
Currency	[1]		CLP		CLP
Amount	[1]		$ 1,000,250		$ 3,933,092
Monthly interest rate (%)	[1]		0.25%		0.33%
Banco de Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado Corredores de Bolsa S.A.	BancoEstado S.A. Corredores de Bolsa		BanChile Corredores de Bolsa S.A.
Date of placement	[1]	12-13-2018	12-28-2017		12-28-2016
Due date	[1]	01-14-2019	01-10-2018		01-16-2017
Currency	[1]	CLP	CLP		CLP
Amount		$ 4,105,904	$ 4,251,063	[1]	$ 872,178	[1]
Monthly interest rate (%)		0.24%	0.25%	[1]	0.32%	[1]
Scotiabank Chile Four [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BanChile Corredores de Bolsa S.A.	BancoEstado S.A. Corredores de Bolsa		BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-28-2018	12-29-2017		12-29-2016
Due date	[1]	01-15-2019	01-10-2018		01-06-2017
Currency	[1]	CLP	CLP		CLP
Amount		$ 1,500,360	$ 3,238,217	[1]	$ 5,799,890	[1]
Monthly interest rate (%)		0.24%	0.25%	[1]	0.31%	[1]
Banco Itau Corpbanca - Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BBVA Corredores de Bolsa Ltda.
Date of placement	[1]	12-17-2018
Due date	[1]	01-16-2019
Currency	[1]	CLP
Amount		$ 1,230,260
Monthly interest rate (%)		0.25%
Banco Security - Chile Four [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado Corredores de Bolsa S.A.	Valores Security S.A. Corredores de Bolsa
Date of placement	[1]	12-20-2018	12-29-2017
Due date	[1]	01-30-2019	01-10-2018
Currency	[1]	CLP	CLP
Amount		$ 500,440	$ 1,938,656	[1]
Monthly interest rate (%)		0.24%	0.25%	[1]
Banco de Chile Four [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado Corredores de Bolsa S.A.	BancoEstado S.A. Corredores de Bolsa		BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-14-2018	12-28-2017		12-29-2016
Due date	[1]	01-02-2019	01-30-2018		01-06-2017
Currency	[1]	CLP	CLP		CLP
Amount		$ 1,094,729	$ 1,250,313	[1]	$ 1,427,025	[1]
Monthly interest rate (%)		0.24%	0.25%	[1]	0.31%	[1]
Scotiabank Chile Five [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado Corredores de Bolsa S.A.	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-24-2018	12-29-2017		12-29-2016
Due date	[1]	01-10-2019	01-10-2018		01-06-2017
Currency	[1]	CLP	CLP		CLP
Amount		$ 199,653	$ 340,057	[1]	$ 3,916,539	[1]
Monthly interest rate (%)		0.24%	0.25%	[1]	0.33%	[1]
Scotiabank Chile Six [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado Corredores de Bolsa S.A.	BBVA Corredores de Bolsa Ltda.
Date of placement	[1]	12-26-2018	12-22-2017
Due date	[1]	01-30-2019	01-10-2018
Currency	[1]	CLP	CLP
Amount		$ 4,829,042	$ 2,628,752	[1]
Monthly interest rate (%)		0.24%	0.25%	[1]
Banco Santander - Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado Corredores de Bolsa S.A.	BancoEstado S.A. Corredores de Bolsa		BanChile Corredores de Bolsa S.A.
Date of placement	[1]	12-14-2018	12-22-2017		12-28-2016
Due date	[1]	01-30-2019	01-10-2018		01-04-2017
Currency	[1]	CLP	CLP		CLP
Amount		$ 250,340	$ 1,974,698	[1]	$ 674,935	[1]
Monthly interest rate (%)		0.24%	0.25%	[1]	0.32%	[1]
Banco de Chile Five [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado Corredores de Bolsa S.A.			BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-26-2018	12-28-2017		12-29-2016
Due date	[1]	01-30-2019	01-15-2018		01-10-2017
Currency	[1]	CLP	CLP		CLP
Amount		$ 2,634,725	$ 3,800,950	[1]	$ 500,110	[1]
Monthly interest rate (%)		0.24%	0.25%	[1]	0.33%	[1]
Banco del Estado de Chile Four [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado Corredores de Bolsa S.A.	BancoEstado S.A. Corredores de Bolsa		BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-26-2018	12-28-2017		12-29-2016
Due date	[1]	01-30-2019	01-04-2018		01-10-2017
Currency	[1]	CLP	CLP		CLP
Amount		$ 6,702,680	$ 950,238	[1]	$ 2,400,528	[1]
Monthly interest rate (%)		0.24%	0.25%	[1]	0.33%	[1]
Banco Santander - Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado Corredores de Bolsa S.A.	BancoEstado S.A. Corredores de Bolsa		BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-26-2018	12-22-2017		12-28-2016
Due date	[1]	01-30-2019	01-10-2018		01-16-2017
Currency	[1]	CLP	CLP		CLP
Amount		$ 6,560,550	$ 1,000,750	[1]	$ 261,444	[1]
Monthly interest rate (%)		0.24%	0.25%	[1]	0.32%	[1]
Banco Internacional - Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]		12-28-2017
Due date	[1]		01-10-2018
Currency	[1]		CLP
Amount	[1]		$ 944,884
Monthly interest rate (%)	[1]		0.25%
Banco Santander - Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BBVA Corredores de Bolsa Ltda.	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-17-2018	12-28-2017		12-29-2016
Due date	[1]	01-02-2019	01-10-2018		01-10-2017
Currency	[1]	CLP	CLP		CLP
Amount		$ 2,876,187	$ 8,475,346	[1]	$ 3,500,770	[1]
Monthly interest rate (%)		0.25%	0.25%	[1]	0.33%	[1]
Banco del Estado de Chile Five [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado Corredores de Bolsa S.A.	BancoEstado S.A. Corredores de Bolsa	[1]	BancoEstado S.A. Corredores de Bolsa	[1]
Date of placement		12-27-2018	12-28-2017	[1]	12-29-2016	[1]
Due date		01-15-2019	01-04-2018	[1]	01-05-2017	[1]
Currency		CLP	CLP	[1]	CLP	[1]
Amount		$ 472,241	$ 225,056	[1]	$ 6,101,342	[1]
Monthly interest rate (%)		0.25%	0.25%	[1]	0.33%	[1]
Banco del Estado de Chile Six [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BBVA Corredores de Bolsa Ltda.	BancoEstado S.A. Corredores de Bolsa	[1]	BancoEstado S.A. Corredores de Bolsa	[1]
Date of placement		11-30-2018	12-28-2017	[1]	12-30-2016	[1]
Due date		01-04-2019	01-30-2018	[1]	01-10-2017	[1]
Currency		CLP	CLP	[1]	CLP	[1]
Amount		$ 3,899,730	$ 8,102,025	[1]	$ 1,600,149	[1]
Monthly interest rate (%)		0.26%	0.25%	[1]	0.28%	[1]
Banco de Credito e Inversiones - Chile Five [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BBVA Corredores de Bolsa Ltda.
Date of placement	[1]	12-13-2018	12-29-2017
Due date	[1]	01-16-2019	01-10-2018
Currency	[1]	CLP	CLP
Amount		$ 233,620	$ 2,524,410	[1]
Monthly interest rate (%)		0.25%	0.25%	[1]
Banco Itau Corpbanca - Chile Four [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BBVA Corredores de Bolsa Ltda.	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-19-2018	12-28-2017
Due date	[1]	01-10-2019	01-10-2018
Currency	[1]	CLP	CLP
Amount		$ 1,963,352	$ 3,833,082	[1]
Monthly interest rate (%)		0.26%	0.25%	[1]
BBVA Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]				BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]		12-27-2017		12-29-2016
Due date	[1]		01-08-2018		01-10-2017
Currency	[1]		CLP		CLP
Amount	[1]		$ 1,700,567		$ 1,350,297
Monthly interest rate (%)	[1]		0.25%		0.33%
BBVA Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]				BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]		12-18-2017		12-29-2016
Due date	[1]		01-18-2018		01-20-2017
Currency	[1]		CLP		CLP
Amount	[1]		$ 290,289		$ 82,974
Monthly interest rate (%)	[1]		0.23%		0.33%
Scotiabank Chile Seven [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BBVA Corredores de Bolsa Ltda.
Date of placement	[1]	12-17-2018	12-28-2017
Due date	[1]	01-16-2019	01-30-2018
Currency	[1]	CLP	CLP
Amount		$ 1,474,627	$ 1,455,543	[1]
Monthly interest rate (%)		0.25%	0.23%	[1]
BBVA Chile Four [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]				BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]		12-28-2017		12-29-2016
Due date	[1]		01-30-2018		01-05-2017
Currency	[1]		CLP		CLP
Amount	[1]		$ 2,425,349		$ 725,160
Monthly interest rate (%)	[1]		0.23%		0.33%
Banco Security - Chile Five [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado Corredores de Bolsa S.A.
Date of placement		12-26-2018	12-27-2017	[1]
Due date		01-30-2019	01-10-2018	[1]
Currency		CLP	CLP	[1]
Amount		$ 4,881,954	$ 280,086	[1]
Monthly interest rate (%)		0.24%	0.23%	[1]
Banco Itau Corpbanca - Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado Corredores de Bolsa S.A.	BanChile Corredores de Bolsa S.A.		BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-26-2018	12-14-2017
Due date	[1]	01-30-2019	01-05-2018
Currency	[1]	CLP	CLP
Amount		$ 1,650,525	$ 970,704	[1]
Monthly interest rate (%)		0.24%	0.24%	[1]
Banco de Chile Six [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado Corredores de Bolsa S.A.			BancoEstado S.A. Corredores de Bolsa	[1]
Date of placement		12-27-2018			12-29-2016	[1]
Due date		01-15-2019			01-16-2017	[1]
Currency		CLP			CLP	[1]
Amount		$ 3,279,009			$ 4,000,880	[1]
Monthly interest rate (%)		0.25%			0.33%	[1]
Banco de Chile Seven [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado Corredores de Bolsa S.A.
Date of placement		12-27-2018			12-29-2016	[1]
Due date		01-10-2019			01-20-2017	[1]
Currency		CLP			CLP	[1]
Amount		$ 600,200			$ 1,917,467	[1]
Monthly interest rate (%)		0.25%			0.33%	[1]
Banco de Chile Eight [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BBVA Corredores de Bolsa Ltda.
Date of placement	[1]	12-13-2018			12-29-2016
Due date	[1]	01-02-2019			01-03-2017
Currency	[1]	CLP			CLP
Amount		$ 3,550,258			$ 250,055	[1]
Monthly interest rate (%)		0.25%			0.33%	[1]
Banco del Estado de Chile Seven [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BBVA Corredores de Bolsa Ltda.
Date of placement		12-13-2018
Due date		01-02-2019
Currency		CLP
Amount		$ 2,859,342
Monthly interest rate (%)		0.25%
Banco Itau Corpbanca - Chile Five [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BBVA Corredores de Bolsa Ltda.
Date of placement	[1]	12-19-2018
Due date	[1]	01-10-2019
Currency	[1]	CLP
Amount		$ 185,620
Monthly interest rate (%)		0.26%
Banco del Estado de Chile Eight [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BBVA Corredores de Bolsa Ltda.
Date of placement	[1]	12-13-2018
Due date	[1]	01-30-2019
Currency	[1]	CLP
Amount		$ 270,405
Monthly interest rate (%)		0.25%
Banco Security - Chile Six [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BBVA Corredores de Bolsa Ltda.
Date of placement	[1]	12-13-2018
Due date	[1]	01-16-2019
Currency	[1]	CLP
Amount		$ 1,969,680
Monthly interest rate (%)		0.25%
Banco del Estado de Chile Nine [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BBVA Corredores de Bolsa Ltda.
Date of placement	[1]	12-19-2018
Due date	[1]	01-10-2019
Currency	[1]	CLP
Amount		$ 7,941,664
Monthly interest rate (%)		0.26%
Banco Itau Corpbanca - Chile Six [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BBVA Corredores de Bolsa Ltda.
Date of placement	[1]	12-27-2018
Due date	[1]	01-09-2019
Currency	[1]	CLP
Amount		$ 2,000,692
Monthly interest rate (%)		0.26%
Banco Consorcio - Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado Corredores de Bolsa S.A.
Date of placement		12-26-2018
Due date		01-30-2019
Currency		CLP
Amount		$ 3,427,727
Monthly interest rate (%)		0.24%
Scotia bank Chile Eight [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BBVA Corredores de Bolsa Ltda.
Date of placement	[1]	12-19-2018
Due date	[1]	01-10-2019
Currency	[1]	CLP
Amount		$ 3,822,988
Monthly interest rate (%)		0.26%
Scotia bank Chile Nine [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BBVA Corredores de Bolsa Ltda.
Date of placement	[1]	12-27-2018
Due date	[1]	01-15-2019
Currency	[1]	CLP
Amount		$ 9,453,276
Monthly interest rate (%)		0.26%
Banco Security - Chile Seven [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BBVA Corredores de Bolsa Ltda.
Date of placement	[1]	12-19-2018
Due date	[1]	01-10-2019
Currency	[1]	CLP
Amount		$ 1,967,453
Monthly interest rate (%)		0.26%
Banco Security - Chile Eight [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BBVA Corredores de Bolsa Ltda.
Date of placement	[1]	12-19-2018
Due date	[1]	01-10-2019
Currency	[1]	CLP
Amount		$ 895,503
Monthly interest rate (%)		0.26%
Banco de Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BanChile Corredores de Bolsa S.A.	BancoEstado S.A. Corredores de Bolsa		BanChile Corredores de Bolsa S.A.
Date of placement	[1]	12-26-2018
Due date	[1]	01-15-2019
Currency	[1]	CLP
Amount		$ 10,004,000
Monthly interest rate (%)		0.24%
Banco De Chile Nine [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BBVA Corredores de Bolsa Ltda.
Date of placement	[1]	12-19-2018
Due date	[1]	01-10-2019
Currency	[1]	CLP
Amount		$ 6,881,358
Monthly interest rate (%)		0.26%
Banco De Chile Ten [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BBVA Corredores de Bolsa Ltda.
Date of placement	[1]	12-24-2018
Due date	[1]	01-09-2019
Currency	[1]	CLP
Amount		$ 900,546
Monthly interest rate (%)		0.26%
Banco De Credito e Inversiones - Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BanChile Corredores de Bolsa S.A.	BanChile Corredores de Bolsa S.A.		BanChile Corredores de Bolsa S.A.
Date of placement	[1]	12-26-2018
Due date	[1]	01-10-2019
Currency	[1]	CLP
Amount		$ 300,885
Monthly interest rate (%)		0.24%
Banco De Credito e Inversiones - Chile Six [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BBVA Corredores de Bolsa Ltda.
Date of placement	[1]	12-17-2018
Due date	[1]	01-16-2019
Currency	[1]	CLP
Amount		$ 1,550,072
Monthly interest rate (%)		0.25%
Banco De Credito e Inversiones - Chile Seven [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BBVA Corredores de Bolsa Ltda.
Date of placement	[1]	12-17-2018
Due date	[1]	01-02-2019
Currency	[1]	CLP
Amount		$ 4,911,284
Monthly interest rate (%)		0.25%
Banco De Credito e Inversiones - Chile Eight [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BBVA Corredores de Bolsa Ltda.
Date of placement	[1]	12-24-2018
Due date	[1]	01-10-2019
Currency	[1]	CLP
Amount		$ 4,802,350
Monthly interest rate (%)		0.26%
Banco De Credito e Inversiones - Chile Nine [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BBVA Corredores de Bolsa Ltda.
Date of placement	[1]	12-24-2018
Due date	[1]	01-10-2019
Currency	[1]	CLP
Amount		$ 2,501,517
Monthly interest rate (%)		0.26%
Banco De Credito e Inversiones - Chile Ten [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BBVA Corredores de Bolsa Ltda.
Date of placement	[1]	12-27-2018
Due date	[1]	01-30-2019
Currency	[1]	CLP
Amount		$ 1,190,413
Monthly interest rate (%)		0.26%
Banco De Credito e Inversiones - Chile Eleven [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BBVA Corredores de Bolsa Ltda.
Date of placement	[1]	12-27-2018
Due date	[1]	01-10-2019
Currency	[1]	CLP
Amount		$ 3,801,316
Monthly interest rate (%)		0.26%
Banco Santander - Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado Corredores de Bolsa S.A.			BanChile Corredores de Bolsa S.A.
Date of placement	[1]	12-14-2018
Due date	[1]	01-02-2019
Currency	[1]	CLP
Amount		$ 415,536
Monthly interest rate (%)		0.24%
Banco Santander - Chile Four [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BBVA Corredores de Bolsa Ltda.
Date of placement	[1]	12-19-2018
Due date	[1]	01-10-2019
Currency	[1]	CLP
Amount		$ 4,451,265
Monthly interest rate (%)		0.26%
Banco Santander - Chile Five [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BBVA Corredores de Bolsa Ltda.
Date of placement	[1]	12-24-2018
Due date	[1]	01-10-2019
Currency	[1]	CLP
Amount		$ 2,602,140
Monthly interest rate (%)		0.26%
Scotiabank Azul - Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BancoEstado S.A. Corredores de Bolsa
Scotiabank Azul - Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BBVA Corredores de Bolsa Ltda.
Scotiabank Azul - Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BBVA Corredores de Bolsa Ltda.
Scotiabank Azul - Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BBVA Corredores de Bolsa Ltda.

[1]	All financial instruments acquired under resale agreements, correspond to time deposits and are subject to a fixed interest rate.